JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.4% (a)
Alabama — 1.8%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	1,695	1,725
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,817
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	228
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2029	1,775	1,865
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.09%, 12/5/2025 (c)	25,450	25,599
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,296
Foley Utilities Board, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.44%, 12/5/2025 (c)	10,000	10,145
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	25
Total Alabama		43,736
Alaska — 0.3%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,022
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025 A, Rev., 5.00%, 9/1/2027	1,655	1,721
Borough of North Slope, GO, 5.00%, 6/30/2027	2,875	2,978
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,063
Total Alaska		6,810
Arizona — 1.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,378
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	156
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project, Rev., 5.00%, 7/1/2027	750	778
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,177
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,038
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,022
City of Phoenix Civic Improvement Corp., Rev., 5.00%, 7/1/2027 (d)	1,200	1,245
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	57
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	171
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	329
County of Pima, COP, 5.00%, 12/1/2025	105	105
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027	40	41
Maricopa County High School District No. 214 Tolleson Union High School, GO, 5.00%, 7/1/2026	315	320
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2026	150	150
Series 2019D, Rev., 5.00%, 5/15/2026 (e)	1,150	1,161
Series 2023A-1, Rev., 5.00%, 5/15/2026 (e)	7,530	7,587
Series 2023A-2, Rev., 5.00%, 5/15/2028 (e)	250	261
Maricopa County Union High School District No. 210-Phoenix, Project 2023
Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,247
Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,558
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	395
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	57
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2026 (b)	1,240	1,257
Total Arizona		24,490

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — 0.0% ^
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	224
Series 2020A, Rev., 5.00%, 11/1/2027	200	208
Total Arkansas		458
California — 0.9%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.35%, 12/5/2025 (c)	5,000	5,015
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	26
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.80%, 3/2/2026 (e)	1,825	1,825
Series 2017A, Rev., AMT, 3.45%, 12/1/2026 (e)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017A-1, Rev., AMT, 3.45%, 1/15/2026 (e) (f)	3,000	3,000
Rev., AMT, 3.80%, 2/17/2026 (e) (f)	2,500	2,499
California Statewide Communities Development Authority, Enloe Medical Center, Rev., 5.00%, 2/15/2026 (b)	25	25
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	78
Desert Community College District, GO, 5.00%, 2/1/2026 (b)	20	20
Golden State Tobacco Securitization Corp. Series 2017A-1, Rev., 5.00%, 6/1/2026 (b)	90	91
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	500	507
Series 2022E, Rev., 5.00%, 7/1/2026	1,350	1,370
Series 2016B, Rev., 5.00%, 7/1/2027	1,000	1,002
Series 2017B, Rev., 5.00%, 7/1/2030	515	528
Series 2024C, Rev., 5.00%, 7/1/2030	400	439
San Diego Community College District, GO, 5.00%, 8/1/2026 (b)	25	26
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	800	812
State of California, Various Purpose, GO, 5.00%, 12/1/2027	2,205	2,319
Total California		20,608
Colorado — 1.6%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	2,000	2,060
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2016C, GO, 5.00%, 12/15/2025 (b)	20	20
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	712
Series 2024B, GO, 5.00%, 8/1/2026	600	610
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,561
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,281
City and County of Denver, Wellington E. Webb Municipal Office Building, COP, 5.00%, 12/1/2026	30	31
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	115	115
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (e)	1,260	1,286
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (e)	3,260	3,327
Series 2025A, Rev., 5.00%, 11/15/2030 (e)	2,000	2,178

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019B-2, Rev., 5.00%, 8/1/2026 (e)	115	115
Series 2019A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2022B, Rev., 5.00%, 8/17/2026 (e)	1,700	1,727
Series 2022C, Rev., 5.00%, 8/15/2028 (e)	1,300	1,370
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,755
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	320	330
Denver City and County School District No. 1
GO, 5.00%, 12/1/2025	25	25
Series 2025D, GO, 5.00%, 12/1/2026 (d)	1,600	1,639
Series 2025D, GO, 5.00%, 12/1/2027 (d)	1,600	1,678
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	70	70
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	61
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 3.00%, 1/15/2026	110	110
Series 2020A, Rev., 5.00%, 7/15/2026	225	227
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2026	30	30
Series 2018L, COP, 5.00%, 3/15/2026	120	121
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
Series 2018L, COP, 4.00%, 3/15/2029	50	52
State of Colorado, Building Excellent Schools Today Series 2025T, COP, 5.00%, 3/15/2026 (d)	1,000	1,006
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (e)	10,000	10,000
Total Colorado		37,622
Connecticut — 2.1%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	17,400	17,640
City of Milford, GO, BAN, 4.00%, 10/27/2026	5,000	5,070
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	351
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,424
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,431
Series 2018F, GO, 5.00%, 9/15/2028	755	805
Series 2025 D, GO, 5.00%, 8/15/2030	6,000	6,655
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	1,000	1,010
Series 2021D, Rev., 5.00%, 11/1/2026	100	102
Series B, Rev., 5.00%, 9/1/2028	140	142
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series B, Rev., 5.00%, 9/1/2027	50	51
Town of Groton, GO, BAN, 4.25%, 4/23/2026	4,300	4,321
Total Connecticut		50,042

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — 0.1%
University of Delaware Series 2025A, Rev., 5.00%, 11/1/2028	2,750	2,939
District of Columbia — 0.7%
District of Columbia
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,237
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,141
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,071
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (e)	5,100	5,104
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2026	100	100
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	171
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	101
District of Columbia, National Public Radio, Inc., Issue
Rev., 4.00%, 4/1/2026 (b)	25	25
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	25
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,182
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	176
Series A-1, Rev., 5.00%, 7/1/2028	375	389
Total District of Columbia		17,792
Florida — 2.7%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	67
Central Florida Expressway Authority, Senior Lien
Series 2019B, Rev., 5.00%, 7/1/2026	40	41
Series 2016B, Rev., 5.00%, 7/1/2028	685	693
Series 2017, Rev., 5.00%, 7/1/2029	90	93
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	765	797
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2027	325	326
Series 2019A, Rev., 5.00%, 10/1/2027	100	104
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	534
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	65	67
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,001
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,578
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	127
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	35
Series A, Rev., 5.00%, 10/1/2027	175	178

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series A, Rev., 5.00%, 10/1/2028	1,340	1,364
Series A, Rev., 5.00%, 10/1/2029	155	158
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	766
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.85%, 12/1/2025 (e)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	244
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	101
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	196
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027	100	104
Series 2019B, Rev., 5.00%, 7/1/2027	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	117
Series 2018A, COP, 5.00%, 11/1/2026	630	643
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,887
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,474
Florida Development Finance Corp., Waste Management, Inc. Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (e)	2,600	2,614
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., VRDO, 3.08%, 6/1/2026 (e)	3,725	3,725
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (f)	3,500	3,519
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	55	56
Series 2017A, Rev., 5.00%, 10/1/2026	70	71
Series 2016A, Rev., 5.00%, 10/1/2027	70	71
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,398
Series 2019A, Rev., 5.00%, 10/1/2027	215	224
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,860
Series 2016A, Rev., 5.00%, 10/1/2028	900	916
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	776
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.85%, 12/1/2025 (e)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	78
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Lee County School Board (The)
Series 2014A, COP, 5.00%, 12/19/2025	145	145
Series 2020A, COP, 5.00%, 8/1/2026	260	264
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	210
Series 2016A, Rev., 5.00%, 7/1/2028	100	101
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	510	519
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	51
Orange County School Board
Series 2016B, COP, 5.00%, 8/1/2026	50	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,225	4,292
Series 2016B, COP, 5.00%, 8/1/2027	55	56
Series 2017B, COP, 5.00%, 8/1/2027	2,190	2,271
Series 2017C, COP, 5.00%, 8/1/2028	85	90
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2018A, COP, 5.00%, 8/1/2026	630	639
Series 2022B, COP, 5.00%, 8/1/2026	190	193
Series 2017A, COP, 5.00%, 8/1/2027	180	187
Series 2018B, COP, 5.00%, 8/1/2027	400	415
Series 2018C, COP, 5.00%, 8/1/2029	115	122
Palm Beach County Solid Waste Authority Series 2015, Rev., 5.00%, 10/1/2026	80	81
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	83
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026	110	110
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,330
Series 2012A, COP, 4.00%, 8/1/2028	150	150
School District of Broward County, Florida Certificates of Participation Series A, COP, 5.00%, 7/1/2028	75	76
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	111
State of Florida Board of Education, Public Education Capital Outlay
Series 2016B, GO, 5.00%, 6/1/2026	85	86
Series 2023A, GO, 5.00%, 6/1/2026	200	202
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	105	111
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,059
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay Series 2020A, GO, 5.00%, 6/1/2027	105	109
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	125	127
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	235
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	175	175
Total Florida		64,210
Georgia — 0.4%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	26
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,566
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (e)	210	213
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Rev., 5.00%, 7/1/2026 (b)	110	111
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,061
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (e)	2,250	2,254
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,022

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	1,000	1,002
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Total Georgia		8,803
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	285
Series 2025G, Rev., 5.00%, 1/1/2029	475	501
Total Guam		786
Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026	20	20
Series D, GO, 5.00%, 9/1/2026	70	71
City and County of Honolulu Series 2022A, GO, 5.00%, 11/1/2026	120	123
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	78
Series FH, GO, 5.00%, 10/1/2028	70	71
Total Hawaii		413
Illinois — 2.3%
Board of Trustees of the University of Illinois (The)
Series 2023A, Rev., 5.00%, 4/1/2026	1,550	1,562
Series 2023A, Rev., 5.00%, 4/1/2027	205	212
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,031
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	575	576
Series C, Rev., 5.00%, 1/1/2028	40	41
Series C, Rev., 5.00%, 1/1/2029	595	596
City of Springfield Electric, Senior Lien, Rev., 5.00%, 3/1/2030	1,870	2,025
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	230	233
Series 2021A, GO, 5.00%, 11/15/2026	205	209
Series 2016A, GO, 5.00%, 11/15/2027	2,800	2,854
Series 2016A, GO, 5.00%, 11/15/2028	45	46
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	246
Series 2019, Rev., 5.00%, 7/1/2027	250	259
Series 2020, Rev., 5.00%, 7/1/2027	40	42
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	83
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025	25	25
Series 2017A, Rev., 5.00%, 7/15/2026	270	274

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.49%, 12/11/2025 (c)	1,125	1,121
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	149
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	20
Series 2017, Rev., 5.00%, 1/1/2026	95	95
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,145	1,166
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	106
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (e)	2,065	2,123
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,000	5,015
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2026	95	95
Series 2018A, Rev., 5.00%, 1/1/2027	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	555	569
Series 2019C, Rev., 5.00%, 1/1/2027	165	169
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	79
Series 2019C, Rev., 5.00%, 1/1/2029	400	428
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Metropolitan Pier and Exposition Authority, Dedicated state Tax Mccormick Place Expansion Series 2025A, Rev., NATL - RE, Zero Coupon, 12/15/2025	6,500	6,493
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	179
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,206
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	294
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,752
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2025	250	250
GO, 5.00%, 2/1/2026	695	697
GO, 5.50%, 5/1/2026	5,000	5,052
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,094
Series 2017D, GO, 5.00%, 11/1/2026	1,110	1,131
Series 2016, GO, 5.00%, 2/1/2027	150	153
Series 2021B, GO, 5.00%, 3/1/2027	125	128
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	93
Series 2018A, GO, 5.00%, 10/1/2027	200	207
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,204
Series 2022B, GO, 5.00%, 3/1/2028	50	52
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,359
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,076
Series 2017A, GO, 5.00%, 12/1/2028	90	93
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	400	419
Series 2017C, GO, 5.00%, 11/1/2029	30	31

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2021A, GO, 5.00%, 12/1/2029	85	92
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	25
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,380	1,381
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026	30	30
Total Illinois		56,473
Indiana — 1.5%
City of Indianapolis, Department of Public Utilities Water System
Series 2016B, Rev., 5.00%, 10/1/2026	60	61
Series 2018A, Rev., 5.00%, 10/1/2026	80	82
City of Indianapolis, Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	47
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	220
Series 2020B, Rev., 4.00%, 7/15/2026	235	237
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,098
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	105	110
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2025	165	165
Series 2023B1, Rev., 5.00%, 7/1/2028 (e)	2,100	2,203
Series 2025D-1, Rev., 5.00%, 10/1/2029 (e)	1,500	1,602
Indiana Finance Authority, Stadium Project Series 2022A, Rev., 5.00%, 2/1/2026	40	40
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	72
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (e)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2026	55	55
Series 2016C, Rev., 5.00%, 1/1/2027	40	41
Series 2016C, Rev., 5.00%, 1/1/2028	30	30
Series 2016C, Rev., 5.00%, 1/1/2029	185	187
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project Series 2025C, Rev., 5.00%, 1/15/2028	2,305	2,415
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	36
Tippecanoe School Corp.
Series 2024A, GO, 5.00%, 1/15/2026	2,830	2,837
Series 2024B, GO, 5.00%, 1/15/2026	2,830	2,837
Total Indiana		35,396
Iowa — 1.2%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	11,900	11,972
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 2.80%, 12/10/2025 (e)	15,200	15,200
Iowa Finance Authority, State Revolving Fund Series 2016, Rev., 5.00%, 8/1/2026	95	96
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,022
Total Iowa		29,290

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — 0.6%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,002
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (e)	5,600	5,916
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	62
State of Kansas Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,085
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,197
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	229
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		15,493
Kentucky — 0.7%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,269
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (e)	1,000	1,008
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	107
Series B, Rev., 5.00%, 11/1/2027	1,000	1,021
Series B, Rev., 5.00%, 11/1/2028	355	363
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,045
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	500	516
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	272
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	87
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,065
Kentucky State Property and Building Commission, Project No. 133 Series B, Rev., 5.00%, 9/1/2027	2,250	2,343
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2026	90	91
Series B, Rev., 5.00%, 7/1/2027	125	129
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,894
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2027	75	76
Series 2020D, Rev., 5.00%, 10/1/2029 (e)	2,000	2,134
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		16,551
Louisiana — 0.4%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	25
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	76
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	530	537
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026	80	81
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	1,700	1,770

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	701
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,704
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,089
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (e)	4,000	4,000
Total Louisiana		10,003
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	253
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025	6,400	6,409
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,000	1,083
Rev., 5.00%, 7/1/2030	1,000	1,105
State of Maine Series 2022B, GO, 5.00%, 6/1/2026	65	66
Total Maine		8,937
Maryland — 0.7%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2027	85	88
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	46
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	77
County of Prince George's Series 2025A, GO, 5.00%, 8/1/2027	2,240	2,331
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (e)	5,000	5,000
State of Maryland Series 2021A, GO, 5.00%, 8/1/2026	1,430	1,454
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	250
State of Maryland Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	51
State of Maryland, State and Local Facilities Loan of 2021 Series 2021A, GO, 5.00%, 3/1/2026	7,000	7,043
University System of Maryland
Series 2017A, Rev., 5.00%, 4/1/2026	40	40
Series 2019B, Rev., 5.00%, 4/1/2026	35	35
Series 2019C, Rev., 5.00%, 4/1/2027	100	103
Total Maryland		16,544
Massachusetts — 3.5%
City of Boston Series 2015B, GO, 5.00%, 4/1/2026	50	50
City of Brockton, GO, BAN, 5.00%, 10/8/2026	2,075	2,115
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	3,100	3,111
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	11,500	11,660
City of Springfield, GO, BAN, 4.25%, 5/1/2026	6,000	6,036
Commonwealth of Massachusetts Series C, GO, A.G., 5.25%, 11/1/2026	50	51
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	41
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026 (d)	3,000	3,042
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (e)	10,000	10,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2026	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029	220	223

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts School Building Authority, Dedicated Sales Tax Series 2016B, Rev., 5.00%, 11/15/2026 (b)	135	138
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	5,000	5,035
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	5,700	5,775
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,000	2,010
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	5,500	5,533
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	4,000	4,036
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	2,000	2,018
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	3,000	3,010
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	3,400	3,420
Town of Westford, GO, BAN, 4.25%, 4/30/2026	11,000	11,071
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	2,000	2,004
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	4,000	4,028
Total Massachusetts		84,457
Michigan — 3.2%
Fulton School District, Unlimited Tax
GO, A.G., 4.00%, 5/1/2026	220	221
GO, A.G., 4.00%, 5/1/2027	210	213
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	215	218
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Series 2018A, Rev., 5.00%, 7/1/2028	100	106
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,305
Rev., 5.00%, 11/15/2027	760	774
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	146
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,148
Michigan Finance Authority, Trinity Health Credit Group
Series 2013MI-1, Rev., VRDO, 2.90%, 3/2/2026 (e)	3,000	3,000
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority Series 2016I, Rev., 5.00%, 10/15/2030	1,000	1,020
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.89%, 12/10/2025 (e)	17,000	17,000
Series 2016I, Rev., 5.00%, 4/15/2026	75	76
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,349
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	100	100
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,733
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,007
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	83
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (e)	1,300	1,297
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.88%, 12/1/2025 (e) (f)	31,410	31,410
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55	55
University of Michigan, Rev., 5.00%, 4/1/2026 (b)	50	50
Total Michigan		77,415

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 0.3%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	140	141
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	313
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	51
Series A, Rev., 5.00%, 1/1/2029	35	36
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	82
Minnesota Health and Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	30
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,285	1,324
Series 2019B, GO, 5.00%, 8/1/2027	35	37
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2027	5,000	5,206
Western Minnesota Municipal Power Agency, Red Rock Hydroelectric Project Series 2018A, Rev., 5.00%, 1/1/2026	40	40
Total Minnesota		7,260
Mississippi — 0.7%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 2.90%, 12/1/2025 (e)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,606
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	513
Total Mississippi		17,119
Missouri — 1.8%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017C, Rev., 5.00%, 9/1/2028	175	181
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	21
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	245
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,069
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,730
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (e)	1,000	1,050
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (e)	5,500	5,527
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	42
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.85%, 12/1/2025 (e)	14,700	14,700
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	71
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	743
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028 (d)	9,100	9,615
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,256
Total Missouri		43,354

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — 0.1%
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	25
Series 2016A, Rev., 5.00%, 1/1/2027	60	60
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	125
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,944
Total Nebraska		2,304
Nevada — 0.6%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	703
Clark County School District, Limited Tax
Series 2021C, GO, 5.00%, 6/15/2026	75	76
Series 2016B, GO, 5.00%, 6/15/2027	80	82
Series 2017A, GO, 5.00%, 6/15/2027	190	197
Series 2018A, GO, 5.00%, 6/15/2027	150	155
Series 2025B, GO, 5.00%, 6/15/2027	7,680	7,949
Series 2015D, GO, 5.00%, 6/15/2028	140	140
Series 2017A, GO, 5.00%, 6/15/2028	115	119
Series 2018A, GO, 5.00%, 6/15/2029	60	64
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,024
Series 2018B, GO, 5.00%, 12/1/2026	50	51
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2027	165	171
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2027	50	51
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	1,500	1,530
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 6/1/2026 (e) (f)	1,000	1,000
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	88
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		13,452
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (e)	2,500	2,508
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		2,539
New Jersey — 14.4%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., A.G., 5.00%, 7/1/2026	100	101
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	14,000	14,090
Rev., GTD, 4.00%, 10/14/2026	7,000	7,083
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	9,350	9,377
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	1,500	1,505
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	8,500	8,555
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	8,500	8,536

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	4,000	4,011
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	4,000	4,010
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	2,000	2,006
Borough of Point Pleasant Beach, GO, BAN, 4.00%, 11/6/2026	4,000	4,050
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026 (d)	3,900	3,950
Burlington County Bridge Commission, Government Leasing Program
Series 2024D, Rev., RAN, 4.25%, 12/11/2025	4,300	4,301
Series 2025D, Rev., 4.00%, 12/9/2026 (d)	9,885	10,019
City of East Orange, GO, BAN, 4.00%, 10/14/2026	8,400	8,503
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	6,500	6,554
Series 2025C, GO, BAN, 4.00%, 10/20/2026	13,400	13,568
City of Sea Isle City, GO, BAN, 4.00%, 10/15/2026	5,000	5,065
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026 (d)	4,800	4,852
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 3/17/2026	5,500	5,538
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	10,000	10,075
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	4,500	4,544
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026 (d)	2,000	2,040
Monmouth County Improvement Authority (The), Rev., GTD, 4.00%, 3/13/2026	15,525	15,584
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	912
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	47
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,481
Series 2019GGG, Rev., 5.25%, 9/1/2026 (f)	2,500	2,548
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,450
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (e)	4,535	4,595
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 5.00%, 6/2/2026 (e)	9,000	9,070
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,268
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	460	465
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,875	1,898
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	3,002
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	16,890	16,927
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	900	902
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,026
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	356
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,024
Series 2020A, GO, 5.00%, 6/1/2027	110	114
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	335	338

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,099
Series 2018A, Rev., 5.00%, 6/1/2029	280	294
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	11,700	11,728
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	4,300	4,335
Township of Edison, GO, BAN, 4.00%, 11/5/2026	10,000	10,135
Township of Hamilton, GO, BAN, 4.00%, 10/7/2026	18,000	18,219
Township of Howell, GO, TAN, 4.25%, 2/19/2026	1,500	1,503
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	2,425	2,429
Township of Livingston, GO, BAN, 4.00%, 12/3/2026 (d)	5,000	5,076
Township of Logan, GO, BAN, 4.00%, 10/2/2026	7,900	7,990
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	6,000	6,040
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	4,000	4,048
Township of Montville, GO, BAN, 4.00%, 11/3/2026	6,000	6,082
Township of Parsippany-Troy Hills, GO, BAN, 4.00%, 10/27/2026	12,000	12,163
Township of Piscataway, GO, BAN, 4.00%, 10/29/2026	10,000	10,138
Township of Washington, GO, BAN, 4.25%, 7/2/2026	2,500	2,521
Township of Wayne, GO, 4.00%, 10/28/2026	2,500	2,534
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	10,000	10,137
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	22,000	22,269
Total New Jersey		347,476
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	50	51
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 1/12/2026	50	50
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2021A, Rev., 5.00%, 6/15/2026	1,000	1,013
Series 2018A, Rev., 5.00%, 6/15/2027	70	73
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., VRDO, 3.73%, 12/1/2025 (e)	1,000	1,000
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	47
Series 2021A, Rev., 5.00%, 7/1/2028	65	69
State of New Mexico, Capital Projects, GO, 5.00%, 3/1/2026	45	45
Total New Mexico		2,348
New York — 13.7%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	10,000	10,076
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	3,000	3,023
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	3,500	3,525
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	6,000	6,045
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,211
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,020
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	85	86
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 2.90%, 12/1/2025 (e)	25,000	25,000
City of New York, Fiscal Year 2017 Series 2014I, Subseries I-3, GO, 5.00%, 8/1/2028	745	765
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	120	122

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2019E, GO, 5.00%, 8/1/2027	135	140
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	203
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	180	183
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	864
City of New York, Fiscal Year 2025
Series 2025F, GO, 5.00%, 8/1/2026	1,065	1,082
Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,059
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,849
City of Troy, GO, BAN, 4.50%, 1/30/2026	2,000	2,005
City of Utica, GO, BAN, 4.50%, 1/23/2026	5,000	5,010
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	5,000	5,038
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	20,000	20,158
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	6,000	6,040
Depew Union Free School District, GO, BAN, 4.00%, 10/28/2026	9,000	9,124
Empire State Development Corp., State Personal Income Tax Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2016A, Rev., 5.00%, 3/15/2026 (b)	25	25
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000	3,020
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,800	10,873
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	5,000	5,035
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	4,000	4,029
Hudson Yards Infrastructure Corp., Second Indenture Series 2022A, Rev., 5.00%, 2/15/2026	45	45
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,020
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	5,000	5,030
Long Island Power Authority, Electric System
Series 2023F, Rev., 5.00%, 9/1/2027	20	21
Series 2025B, Rev., 3.00%, 9/1/2028 (e)	1,000	991
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000	3,021
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	2,000	2,012
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 3.12%, 12/1/2025 (c)	200	200
Milford Central School District, GO, BAN, 4.25%, 12/12/2025	1,500	1,500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 12/1/2025 (e)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.85%, 12/1/2025 (e)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2016S-1, Rev., 5.00%, 1/15/2026	25	25
Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	97
Series C, Rev., 5.00%, 11/1/2026	80	80
Series B1, Rev., 5.00%, 11/1/2028	5,030	5,046
Series 2017A-1, Rev., 5.00%, 5/1/2029	25	25
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	82
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	21
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 2.90%, 12/1/2025 (e)	25,000	25,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2021 Subseries A-1, Rev., 5.00%, 11/1/2026	40	41
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	3,600	3,725
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,454
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,158
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,093
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,180
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2029	1,750	1,907
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,558
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 12/1/2025 (e)	10,000	10,000
New York State Dormitory Authority
Series 2018-1, Rev., 5.00%, 1/15/2026	20	20
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,020
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,150
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,614
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,068
New York State Dormitory Authority, State Personal Income Tax
Series 2016D, Rev., 5.00%, 2/15/2026 (b)	310	311
Series 2016D, Rev., 5.00%, 2/15/2026 (b)	30	30
Series 2017BGRP 1, Rev., 5.00%, 2/15/2026 (b)	85	85
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	186
Series 2021E, Rev., 5.00%, 3/15/2028	205	216
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	20	20
Series 2025C, Rev., 5.00%, 3/15/2031	3,100	3,481
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	86
Series 2016A, Rev., 5.00%, 3/15/2028	35	36
New York State Dormitory Authority, Touro College and University System, Rev., 5.00%, 1/3/2028 (b)	615	645
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (e)	2,000	2,003
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	2,500	2,519
Series 2025B, GO, BAN, 4.25%, 7/17/2026	2,500	2,520
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 5.00%, 12/15/2025	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,368
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	5,000	5,036
Ridge Road Fire District, GO, BAN, 4.00%, 10/21/2026	2,300	2,325
Sherman Central School District, GO, BAN, 4.25%, 6/24/2026	5,400	5,438
Town of Amherst, GO, BAN, 4.00%, 10/28/2026	6,100	6,183
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026 (d)	3,800	3,847
Town of Milton, GO, BAN, 4.00%, 7/24/2026	3,500	3,515

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	2,500	2,507
Triborough Bridge and Tunnel Authority
Series 2025A, Rev., BAN, 5.00%, 5/15/2026	21,900	22,143
Series A, Rev., 5.00%, 11/15/2026	75	77
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,063
Series A, Rev., 5.00%, 11/15/2027	50	52
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	3,000	3,017
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	10,000	10,074
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	1,500	1,512
Total New York		329,851
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (e)	1,000	1,059
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	85	86
County of Guilford Series 2017, GO, 4.00%, 3/1/2026	115	115
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	205
County of Mecklenburg Series 2013A, GO, 5.00%, 12/1/2025	1,000	1,000
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,648
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	35
North Carolina Eastern Municipal Power Agency Series 1993B, Rev., 6.00%, 1/1/2026 (b)	165	166
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.85%, 12/1/2025 (e)	9,500	9,500
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (e)	4,000	3,998
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (e)	1,290	1,294
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	65
Series 2016A, Rev., 5.00%, 1/1/2028	265	269
Series 2016A, Rev., 5.00%, 1/1/2029	250	253
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	175	179
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	135	136
Raleigh Housing Authority, Toulun Place, Rev., VRDO, FHA, 5.00%, 12/1/2025 (e)	4,150	4,150
State of North Carolina
Series 2014C, Rev., 5.00%, 12/18/2025	440	441
Series 2016 A, GO, 5.00%, 6/1/2026	50	51
Series 2018A, GO, 5.00%, 6/1/2026	50	51
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	542
Total North Carolina		25,243
Ohio — 7.1%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	105
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	339
Central Ohio Solid Waste Authority, GO, BAN, 4.00%, 10/28/2026	3,000	3,037
City of Cleveland, various Purpose, GO, BAN, 4.00%, 12/9/2026 (d)	3,000	3,043
City of Columbus, Various Purpose, Unlimited Tax
Series 2025A, GO, 5.00%, 10/1/2026	3,450	3,522
Series 2025A, GO, 5.00%, 10/1/2027	1,100	1,150
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,844
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,167

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	1,800	1,801
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	6,000	6,072
City of Hudson, Limited Tax, GO, BAN, 4.00%, 12/11/2026 (d)	15,300	15,527
City of Strongsville, First Station Construction, GO, 4.00%, 12/9/2026 (d)	1,500	1,521
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	60
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	126
County of Allen Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	300	311
County of Cuyahoga
Series 2020D, Rev., 5.00%, 12/1/2025	150	150
Series 2020D, Rev., 5.00%, 12/1/2026	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	5,500	5,500
COP, 5.00%, 12/1/2026	4,220	4,309
COP, 5.00%, 12/1/2027	575	599
County of Hamilton Sales Tax
Rev., BAN, 5.00%, 12/1/2026 (d)	18,200	18,603
Series 2016A, Rev., 5.00%, 12/1/2029	110	113
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	20
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	305	315
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/12/2026	3,200	3,222
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	431
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	8,000	8,004
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	12,000	12,003
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., VRDO, FHA, 4.75%, 12/1/2025 (e)	100	100
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000	2,027
Monroe Local School District
GO, BAN, 3.88%, 12/4/2025	2,000	2,000
GO, BAN, 4.00%, 12/2/2026 (d)	3,200	3,240
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	1,997
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	123
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2010D, Rev., 5.00%, 12/1/2025	25	25
Series 2023A-1, Rev., VRDO, 2.70%, 12/10/2025 (e)	10,000	10,000
Series 2021A, Rev., 5.00%, 12/1/2026	225	230
Ohio Turnpike and Infrastructure Commission Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	1,800	1,810
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	790	790
Series 2020B, Rev., 5.00%, 12/1/2025	125	125
State of Ohio
Series 2016A, Rev., 5.00%, 2/1/2026	35	35
Series 2017V, GO, 5.00%, 10/1/2026	100	102
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016C, Rev., 5.00%, 12/1/2026	45	46
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.90%, 12/1/2025 (e)	15,000	15,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	117
Series 2017B, GO, 5.00%, 9/15/2026	50	51
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,824
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,313
State of Ohio, Higher Education
Series 2025C, GO, 5.00%, 11/1/2027	7,560	7,912
Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,659
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	4,000	4,065
Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,406
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,295
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,012
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	100
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	20
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	25
Series 2019A, Rev., 5.00%, 6/1/2027	85	88
Total Ohio		171,514
Oklahoma — 0.7%
Canadian County Independent School District No. 69 Mustang Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,584
City of Oklahoma City
GO, 5.00%, 3/1/2027	2,600	2,676
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,029
GO, 5.00%, 3/1/2028	1,470	1,551
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,366
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	66
Series 2016A, Rev., 5.00%, 6/1/2027	60	61
Series 2016A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	66
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	252
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,873
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	5,400	5,575
Total Oklahoma		17,536
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,556
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026	225	230
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,535
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	30
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	105
Total Oregon		5,456
Pennsylvania — 4.9%
Allegheny County Higher Education Building Authority, Robert Morris University, Rev., 5.00%, 10/15/2027 (b)	570	594

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	90
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2026	2,500	2,516
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	45	46
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	79
Allegheny County Sanitary Authority, Sewer Series 2020A, Rev., 5.00%, 6/1/2026	675	683
Altoona Area School District, GO, 5.00%, 12/1/2025 (b)	25	25
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	50	50
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	1,800	1,803
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	57
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	305
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	377
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2027	1,000	1,032
Rev., 5.00%, 6/1/2028	1,825	1,920
Rev., 5.00%, 6/1/2029	3,550	3,733
Rev., 5.00%, 6/1/2030	2,200	2,313
Commonwealth of Pennsylvania
Series 2025B, GO, 5.00%, 8/15/2026	1,925	1,958
Series 1ST, GO, 5.00%, 9/15/2026	825	841
Series 2018A, COP, 5.00%, 7/1/2027	405	419
Series 2016, GO, 5.00%, 9/15/2027	775	789
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,695
Series 2025B, GO, 5.00%, 8/15/2028	3,750	3,987
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	20	20
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana
GO, 3.00%, 12/15/2025	250	250
GO, 3.00%, 12/15/2026	435	435
County of Luzerne
GO, A.G., 5.00%, 6/15/2026	1,550	1,569
GO, A.G., 5.00%, 6/15/2027	1,000	1,033
GO, A.G., 5.00%, 6/15/2028	1,900	2,006
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (b)	1,640	1,694
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,319
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (e)	8,700	8,827
Series 2017A-2, Rev., 5.00%, 2/15/2029	675	692
Series 2020C, Rev., 5.00%, 4/1/2030 (e)	1,000	1,069

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	1,600	1,716
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	20
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	66
Series 2016, Rev., 5.00%, 3/15/2027	55	56
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (e)	7,000	7,007
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., AMT, 3.40%, 2/2/2026 (e)	1,000	1,000
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (e)	2,900	2,907
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	36
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Series 2015B, Rev., 5.00%, 12/1/2025	1,675	1,675
Series 2016, Rev., 5.00%, 12/1/2025	75	75
Series 2019, Rev., 5.00%, 12/1/2025	205	205
Rev., VRDO, LOC : TD Bank NA, 2.81%, 12/10/2025 (e)	35,000	35,000
Series 2020B, Rev., 5.00%, 12/1/2026	400	409
Series 2021C, Rev., 5.00%, 12/1/2026	100	102
Series 2019A, Rev., 4.00%, 12/1/2027	215	221
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	101
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,385
Series 2016B, Rev., 5.00%, 6/1/2029	75	76
Series 2017, Rev., 5.00%, 12/1/2029	50	52
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	75	75
Series B, Rev., 5.00%, 12/1/2028	485	496
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	2,000	2,022
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2028	200	213
Series 2019, Rev., 5.00%, 10/1/2029	75	81
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	300	305
Series 14TH, Rev., 5.00%, 10/1/2029	325	331
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,017
Series 2019A, GO, 5.00%, 9/1/2028	70	74
Series F, GO, 5.00%, 9/1/2028	5,000	5,068
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	300	310
Township of East Coventry
GO, 3.00%, 12/1/2025	345	345

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
GO, 3.00%, 12/1/2026	275	275
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	300
Total Pennsylvania		117,548
Rhode Island — 0.7%
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2026	115	116
Series 2016B, Rev., 5.00%, 6/15/2027	340	344
Series 2020A, Rev., 5.00%, 5/15/2028	280	295
Series 2016B, Rev., 5.00%, 6/15/2029	440	445
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	15,000	15,114
Total Rhode Island		16,314
South Carolina — 1.9%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	5,900	6,506
Fort Mill School District No. 4 Series 2025A, GO, SCSDE, 4.25%, 3/2/2026	6,200	6,221
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 12/9/2025	210	210
GO, SCSDE, 5.00%, 3/1/2026	3,500	3,522
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,302
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025 (b)	375	375
Rev., 5.00%, 12/17/2025	80	80
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/17/2025	3,420	3,424
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (e)	2,000	2,185
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086, Rev., 5.00%, 8/15/2026 (b) (f)	1,000	1,014
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (e) (f)	2,500	2,499
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,604
Spartanburg County School District No. 7, GO, BAN, SCSDE, 4.00%, 10/15/2026	16,000	16,198
Total South Carolina		46,140
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	75	77
Tennessee — 0.6%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	6,000	6,396
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	3,956
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (e)	1,000	1,011
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	26
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	304
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (e)	2,000	2,152

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	354
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series A, Rev., 5.00%, 11/1/2026	65	66
Total Tennessee		14,265
Texas — 8.6%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027	75	77
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (e)	1,580	1,587
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Birdville Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	442
Board of Regents of the University of Texas System
Series 2016B, Rev., 5.00%, 8/15/2026	45	46
Series 2016D, Rev., 5.00%, 8/15/2026	300	305
Series 2016J, Rev., 5.00%, 8/15/2026	25	25
Series 2021A, Rev., 5.00%, 8/15/2027	95	99
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	1,300	1,306
Central Texas Regional Mobility Authority, Senior Lien, Rev., 5.00%, 1/1/2027	1,060	1,062
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	3,355	3,362
City of Austin Water and Wastewater System
Rev., 5.00%, 11/15/2026 (b)	155	158
Series 2021, Rev., 5.00%, 11/15/2026	275	281
Series 2022, Rev., 5.00%, 11/15/2026	300	307
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,068
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	51
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	293
City of Dallas Series 2017, GO, 5.00%, 2/15/2026	320	322
City of Dallas, Equipment Acquisition Contractual Obligation, GO, 5.00%, 2/15/2026	205	206
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	230
Series 2017, Rev., 5.00%, 12/1/2028	125	128
City of Fort Worth
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	90	91
GO, 5.00%, 3/1/2029 (d)	3,000	3,212
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	130	131
Series 2020A, Rev., 5.00%, 2/15/2027	165	170
City of Fort Worth, General Obligation, GO, 5.00%, 3/1/2026	30	30
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	77
City of Garland, Electric Utility System Series 2019A, Rev., 5.00%, 3/1/2026	1,650	1,659
City of Georgetown, Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	73
City of Houston
Series 2017A, GO, 5.00%, 3/1/2026	30	30
Rev., TRAN, 5.00%, 6/30/2026	11,700	11,867
Series 2017A, GO, 5.00%, 3/1/2028	265	273
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2027 (d)	1,250	1,277
Series 2025B, Rev., AMT, 5.25%, 7/15/2028 (d)	1,000	1,035
City of Houston Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2026	1,000	1,023
Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2026	35	35
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	32
Series 2018B, Rev., 5.00%, 7/1/2030	85	90
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,016
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	105	108
City of Lubbock Series 2018, GO, 5.00%, 2/15/2026	40	40
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	252
Series 2018, Rev., 5.00%, 4/15/2027	480	495
Series 2021, Rev., 5.00%, 4/15/2028	50	53
City of San Antonio, GO, 5.00%, 2/1/2027	2,120	2,181
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2026	235	236
Series 2017, Rev., 5.00%, 2/1/2026	55	55
Series 2018A, Rev., 5.00%, 2/1/2026	610	612
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,952
Series 2025B, Rev., 5.00%, 2/1/2027	2,000	2,052
Rev., 5.00%, 2/1/2030	1,355	1,374
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029	1,125	1,208
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	505	518
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	145	151
Colorado River Municipal Water District, Rev., 5.00%, 1/1/2026	100	100
Comal Independent School District, Unlimited Tax
Series 2017, GO, PSF-GTD, 5.00%, 2/1/2026	35	35
GO, PSF-GTD, 5.00%, 2/1/2027	2,000	2,055
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,064
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2026 (b)	1,050	1,063
Series 2017, GO, 5.00%, 6/15/2027	2,000	2,024
County of Dallas, GO, 5.00%, 8/15/2026	35	36
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	91
Series A, GO, 5.00%, 3/1/2028	95	96
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	937
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	270	275

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	125
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2026	30	31
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	81
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,163
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2028 (d)	3,600	3,781
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,521
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	300	300
Series 2019, Rev., 5.00%, 12/1/2026	75	77
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	314
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020A, Rev., 5.00%, 11/1/2027	65	68
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,044
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,333
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	3,000	3,221
Dallas Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2026	25	25
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	30
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,542
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	45
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (e)	2,345	2,393
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (e)	5,250	5,581
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,376
Humble Independent School District Series 2016C, GO, 5.00%, 2/15/2026	100	100
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Katy Independent School District Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	241
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,002
Lake Travis Independent School District, GO, PSF-GTD, 5.00%, 2/15/2028	2,000	2,101
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	85	85
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	839
GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,081
GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,397
GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,902
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2023A, Rev., A.G., 5.00%, 5/15/2026	890	899

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2019, Rev., 5.00%, 5/15/2027	245	253
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	88
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	21
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	62
Series 2019, Rev., 5.00%, 5/15/2028	80	84
Series 2022, Rev., 5.00%, 5/15/2028	275	290
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	262
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,067
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.45%, 2/2/2026 (e)	2,300	2,301
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,813
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	77
Series 2016, Rev., 5.00%, 12/15/2028	530	542
Series 2016, Rev., 5.00%, 12/15/2029	190	194
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2026	30	30
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2028	45	45
North Texas Tollway Authority, Second Tier
Series 2020C, Rev., 5.00%, 1/1/2026	325	326
Series 2019B, Rev., 5.00%, 1/1/2027	75	77
Series B, Rev., 5.00%, 1/1/2027	50	50
Series 2019B, Rev., 5.00%, 1/1/2029	215	230
Northwest Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	25	25
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	83
Plano Independent School District Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026	80	80
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,604
GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,928
Rankin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	1,250	1,256
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	331
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	540
State of Texas, GO, 5.00%, 10/1/2026	750	765
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,501
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,567
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,701
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,271
GO, 5.00%, 10/1/2030	1,200	1,334
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.80%, 12/10/2025 (e)	9,020	9,020
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.80%, 12/10/2025 (e)	4,155	4,155
State of Texas, Water Financial Assistance
Series 2018B-3, GO, 5.00%, 8/1/2026 (b)	50	51
Series 2021B, GO, 4.00%, 8/1/2029	410	410

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	107
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (e)	1,100	1,192
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project Series 2024B, Rev., VRDO, LOC : Barclays Bank plc, 2.15%, 12/1/2025 (e)	25,000	25,000
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (e)	7,680	8,248
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (e)	15,000	15,000
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Texas Department of Transportation State Highway Fund Series 2016-A, Rev., 5.00%, 10/1/2026	100	102
Texas Department of Transportation State Highway Fund, First Tier
Rev., 5.25%, 4/1/2026	25	25
Series 2015, Rev., 5.00%, 10/1/2026	55	56
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (e)	3,325	3,352
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (e)	12,260	13,130
Texas Public Finance Authority
Series 2019, Rev., 5.00%, 2/1/2026	30	30
Rev., 5.00%, 2/1/2027	25	26
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	407
Texas State University System Series 2017A, Rev., 5.00%, 3/15/2026	150	151
Texas Tech University System Series 2017A, Rev., 5.00%, 2/15/2026	110	111
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	140	142
Tomball Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	631
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax, GO, 4.00%, 5/1/2026	280	281
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	205	208
Series 2019, Rev., 5.00%, 8/1/2026	100	102
Series 2017, Rev., 5.00%, 8/1/2029	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	390	391
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2026	20	20
Series 2020A, Rev., 5.00%, 2/15/2026	100	101
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017C, Rev., 5.00%, 2/15/2028	40	40
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	200	206
Total Texas		206,752
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	25
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	1,710	1,882
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	201
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2026	75	76
Total Utah		2,184
Virginia — 2.6%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., VRDO, 3.40%, 12/1/2025 (e)	1,500	1,500

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	71
City of Richmond
Series 2017D, GO, 5.00%, 3/1/2026	25	25
Series 2017D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	40	40
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2026 (b)	1,000	1,010
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.82%, 12/10/2025 (e)	22,000	22,000
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	50	51
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	9,000	9,128
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (e)	1,000	1,003
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017B, Rev., VRDO, LOC : Truist Bank, 2.85%, 12/1/2025 (e)	15,000	15,000
Virginia College Building Authority Series 2023A, Rev., 5.00%, 2/1/2028	50	53
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2020A, Rev., 5.00%, 2/1/2026	260	261
Series A, Rev., 5.00%, 2/1/2026	125	125
Series 2020A, Rev., 5.00%, 2/1/2027	125	129
Series 2017A, Rev., 5.00%, 9/1/2027	50	52
Virginia Commonwealth Transportation Board, Rev., GAN, 5.00%, 3/15/2027	70	72
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2026	75	76
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	20
Rev., GAN, 5.00%, 9/15/2028	750	782
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	4,700	4,751
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	851
Series 2020B, Rev., 5.00%, 8/1/2027	25	26
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.88%, 12/1/2025 (e)	5,000	5,000
Total Virginia		62,057
Washington — 1.8%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025	25	25
City of Seattle Municipal Light and Power
Series 2018A, Rev., 5.00%, 1/1/2026	185	185
Series 2019B, Rev., 5.00%, 2/1/2026	100	100
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,641
County of King Sewer Series 2025A, Rev., 5.00%, 7/1/2027	1,600	1,662
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,605
Energy Northwest, Project 1
Series 2024B, Rev., 5.00%, 7/1/2026	2,420	2,455
Series 2017-A, Rev., 5.00%, 7/1/2027	250	260
Series 2020A, Rev., 5.00%, 7/1/2027	85	88
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,039
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,881
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,655

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Energy Northwest, Project 3 Electric Series 2024B, Rev., 5.00%, 7/1/2028	130	138
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,600
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	46
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,000	1,000
Pierce County School District No. 10 Tacoma, Unlimited Tax
GO, 5.00%, 12/1/2025 (b)	25	25
Series 2015, GO, 5.00%, 12/1/2025 (b)	4,290	4,290
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022B, GO, 5.00%, 12/1/2025	35	35
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	40
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026	55	55
Series 2022A, Rev., 5.00%, 8/1/2026	60	61
Series 2016, Rev., 5.00%, 2/1/2027	465	467
Series C, Rev., AMT, 5.00%, 4/1/2027	1,400	1,401
Series A, Rev., 5.00%, 5/1/2027	45	46
Series 2022A, Rev., 5.00%, 8/1/2027	250	260
Rev., 5.00%, 2/1/2028	165	166
Series 2022A, Rev., 5.00%, 8/1/2028	145	154
Series 2016, Rev., 5.00%, 2/1/2029	155	156
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,955
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,088
State of Washington Motor Vehicle Fuel Tax
Series R-2021A, GO, 5.00%, 6/1/2027	125	130
Series R-2026B, GO, 5.00%, 7/1/2027	4,000	4,156
State of Washington, Various Purpose
Series 2016B, GO, 5.00%, 1/1/2026	4,375	4,383
Series 2017D, GO, 5.00%, 2/1/2026	30	30
Series 2019C, GO, 5.00%, 2/1/2026	145	146
Series 2024C, GO, 5.00%, 2/1/2026	260	261
Series 2025C, GO, 5.00%, 2/1/2026	25	25
Series R-2017A, GO, 5.00%, 8/1/2026	110	112
Series R-2018C, GO, 5.00%, 8/1/2026	50	51
Series 2020C, GO, 5.00%, 2/1/2027	55	57
Series 2021C, GO, 5.00%, 2/1/2027	30	31
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,358
Series 2018A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	88
Series R-2017A, GO, 5.00%, 8/1/2027	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027	135	141
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (e)	115	115
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Rev., 5.00%, 12/1/2026 (b)	1,705	1,741
Total Washington		43,487
West Virginia — 0.4%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	120	125
Series 2017A, Rev., 5.00%, 9/1/2028	375	390

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — continued
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 3.10%, 12/10/2025 (e)	9,100	9,100
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 6/1/2026	20	20
Total West Virginia		9,666
Wisconsin — 2.8%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	420
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	3,000	3,053
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (e)	1,970	2,097
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (e)	1,000	1,024
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	121
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50	51
Series 2017-2, GO, 5.00%, 11/1/2026	1,440	1,472
Series 2025-2, GO, 5.00%, 5/1/2027	2,000	2,069
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,083
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,106
State of Wisconsin, Annual Appropriation Series 2019A, Rev., 5.00%, 5/1/2026 (b)	25	25
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2026	45	46
Series 2017-2, Rev., 5.00%, 7/1/2026	100	101
Series 2021A, Rev., 5.00%, 7/1/2026	20	20
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,171
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,109
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (e)	2,000	2,134
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	519
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	4,605	4,636
Series 2016A, Rev., 5.00%, 11/15/2026	350	353
Series 2016A, Rev., 5.00%, 11/15/2028	595	601
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.90%, 12/1/2025 (e)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 2.75%, 12/10/2025 (e)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (e)	2,800	2,848
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	175	175
Total Wisconsin		67,234
Total Municipal Bonds (Cost $2,195,479)		2,200,444

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 11.6%
Investment Companies — 11.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (g) (h) (Cost $279,679)	279,658	279,686
Total Investments — 103.0% (Cost $2,475,158)		2,480,130
Liabilities in Excess of Other Assets — (3.0)%		(72,930)
NET ASSETS — 100.0%		2,407,200

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,200,444	$—	$2,200,444
Short-Term Investments
Investment Companies	279,686	—	—	279,686
Total Investments in Securities	$279,686	$2,200,444	$—	$2,480,130

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$217,364	$1,305,068	$1,242,746	$—	$—	$279,686	279,658	$5,044	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.